JNL/T. ROWE PRICE ESTABLISHED GROWTH FUND
JNL/T. Rowe Price Established Growth Fund Class A and B
Investment Objective.
The investment objective of the Fund is long-term capital growth through investments in stocks .
Expenses.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The expenses do not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable and the total expenses would be higher if they were included.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees JNL/T. ROWE PRICE ESTABLISHED GROWTH FUND (USD $)	Class A	Class B
Shareholder Fees (fees paid directly from your investment)

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses JNL/T. ROWE PRICE ESTABLISHED GROWTH FUND		Class A	Class B
Management Fee		0.56%	0.56%
Distribution and/or Service (12b-1) Fees		0.20%	none
Other Expenses	[1]	0.10%	0.10%
Total Annual Fund Operating Expenses		0.86%	0.66%
[1]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").

Expense Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund operating expenses remain the same and that expenses were capped for a one-year period, as indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example JNL/T. ROWE PRICE ESTABLISHED GROWTH FUND (USD $)	1 year	3 years	5 years	10 years
Class A	88	274	477	1,061
Class B	67	211	368	822

Portfolio Turnover (% of average value of portfolio).
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance.

Period	Class A
1/1/2013 – 12/31/2013	33%

Period	Class B
1/1/2013 – 12/31/2013	33%

Principal Investment Strategies.
The Fund seeks to achieve its objective by investing generally in common stocks of large-capitalization companies . The Sub-Adviser seeks investments in companies with one or more of the following characteristics: strong cash flow and an above-average rate of earnings growth; the ability to sustain earnings momentum during economic downturns; and occupation of a lucrative niche in the economy and the ability to expand even during times of slow economic growth. While the Fund invests principally in U.S. common stocks, other securities may also be purchased, including foreign stocks, futures and options, in keeping with Fund objectives.

The Fund may invest up to 30% of its total assets (excluding reserves) in foreign securities, including emerging markets.
Principal Risks of Investing in the Fund.
An investment in the Fund is not guaranteed. As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund.
  Foreign regulatory risk – The Adviser is an indirect wholly-owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America. Through its ownership structure, the Adviser has a number of global financial industry affiliated entities. As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities. The Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements. Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as, the timing of such purchases or sales. These foreign regulatory limits may increase the Fund ’ s expenses and may limit the Fund’s performance.
  Foreign securities risk – Investments in foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments and possible imposition of foreign withholding taxes on income payable on the securities. In addition, there may be less publicly available information and more volatile or less liquid markets and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.
  Investment style risk – Value stocks may not increase in price if other investors fail to recognize a security’s potential worth, or the factors that are expected to increase the price of a security do not occur. Over market cycles, different investment styles may sometimes outperform other investment styles (for, example, growth investing may outperform value investing).
  Managed portfolio risk– As an actively managed portfolio, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the manager’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance.
  Market risk – All forms of securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

Performance.
The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of a broad measure of market performance. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products. If these amounts were reflected, returns would be less than those shown.
Annual Total Returns as of December 31
Class A

Best Quarter (ended 3/31/2012): 19.03%; Worst Quarter (ended 12/31/ 20 08): -24.30%
Class B

Best Quarter (ended 3/31/2012): 19.05%; Worst Quarter (ended 12/31/ 20 08): -24.30%
Average Annual Total Returns as of December 31, 2013
Average Annual Total Returns JNL/T. ROWE PRICE ESTABLISHED GROWTH FUND	1 year	5 year	10 year	Life of Class	Inception Date
Class A	38.67%	22.23%	8.57%
Class A Russell 1000 Growth Index	33.48%	20.39%	7.83%
Class A S&P 500 Index	32.39%	17.94%	7.41%
Class B	38.97%	22.48%		8.51%	Mar. 05, 2004
Class B Russell 1000 Growth Index	33.48%	20.39%		7.58%	Mar. 05, 2004
Class B S&P 500 Index	32.39%	17.94%		7.08%	Mar. 05, 2004